Accounts and notes receivables, net - Movements of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts and notes receivables, net
Balance at the beginning of the year	¥ 34,969	¥ 23,298	¥ 14,175
Additions/(reversal)	(892)	11,671	13,654
Write-off	(2,696)		(4,531)
Balance at the end of the year	¥ 31,381	¥ 34,969	¥ 23,298